Vessels and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	Net Vessels
Vessels, December 31, 2018	$2,130,423	$(363,343)	$1,767,080
Drydock costs	252	—	252
Disposals	(1,663)	1,663	—
Depreciation for the year	—	(89,844)	(89,844)
Vessels, December 31, 2019	$2,129,012	$(451,524)	$1,677,488
Additions	216	—	216
Drydock costs	2,666	—	2,666
Depreciation for the period	—	(44,824)	(44,824)
Vessels, June 30, 2020	$2,131,894	$(496,348)	$1,635,546